As filed with the Securities and Exchange Commission on August 26, 2011

                                    UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    FORM N-Q

                     QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                      REGISTERED MANAGEMENT INVESTMENT COMPANY

                    Investment Company Act file number:  811-05631

                             First Pacific Mutual Fund, Inc.
                  --------------------------------------------------
                  (Exact name of registrant as specified in charter)

                           2756 Woodlawn Drive, Suite #6-201
                                   Honolulu, HI  96822
                 ---------------------------------------------------
                 (Address of principal executive offices) (Zip code)

                                 Audrey C. Talley
                            Drinker Biddle & Reath LLP
                           One Logan Square, Suite 2000
                             Philadelphia, PA  19103
                      ---------------------------------------
                      (Name and address of agent for service)


                                  (808) 988-8088
                                  --------------
                 Registrant's telephone number, including area code

                       Date of fiscal year end:  September 30
                                                ---------------

                     Date of reporting period:  June 30, 2011
                                               -----------------



Item 1.  Schedule of Investments.
The Registrant's schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), is as follows:

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)
---------------------------------------------------------------------------
                                                              Value
    Par Value                                              (Note 1 (A))
    ---------                                              ------------

                          HAWAII MUNICIPAL BONDS - 98.22%
                          -------------------------------

		Hawaii County
			General Obligation Bonds - 3.96%
$     1,755,000               5.000%,     07/15/21      $   1,961,687
      1,000,000               5.000%,     07/15/22          1,062,110
        370,000               5.000%,     07/15/24            395,001
      1,210,000               5.000%,     03/01/25          1,331,157
      1,265,000               5.000%,     03/01/26          1,379,887
                                                            ---------
                                                            6,129,842
                                                            ---------

		Hawaii State
			General Obligation Bonds - 2.33%
        530,000               5.000%,     08/01/20            531,357
      2,880,000               5.000%,     05/01/27          3,085,747
                                                            ---------
                                                            3,617,104
                                                            ---------

			Airport Systems Revenue Bonds - 16.97%
        170,000               6.900%,     07/01/12            174,702
        345,000               6.900%,     07/01/12            354,542
      3,000,000               5.750%,     07/01/15          3,009,210
      2,500,000               5.750%,     07/01/16          2,507,300
      3,235,000               5.750%,     07/01/17          3,243,573
      6,000,000               5.625%,     07/01/18          6,012,480
        855,000               5.250%,     07/01/21            855,479
      9,780,000               5.250%,     07/01/27         10,141,469
                                                           ----------
                                                           26,298,755
                                                           ----------

			Certificates of Participation - State Office Buildings - 4.82%
      1,500,000               5.000%,     05/01/15          1,672,845
      4,200,000               5.000%,     05/01/17          4,743,396
        500,000               4.000%,     05/01/19            525,690
        500,000               4.000%,     05/01/20            519,580
                                                            ---------
                                                            7,461,511
                                                            ---------


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2011 (Unaudited)
---------------------------------------------------------------------------
                                                              Value
    Par Value                                              (Note 1 (A))
    ---------                                              ------------


			Department of Budget & Finance Special Purpose Revenue Bonds
				Hawaiian Electric Company, Inc. - 14.44%
$       400,000               4.950%,     04/01/12      $     408,984
      5,430,000               5.750%,     12/01/18          5,432,715
        125,000               6.150%,     01/01/20            125,079
      1,125,000               5.700%,     07/01/20          1,126,620
        115,000               5.450%,     11/01/23            113,168
      4,725,000               5.650%,     10/01/27          4,709,644
      8,085,000               6.200%,     11/01/29          8,085,485
      3,000,000               4.650%,     03/01/37          2,374,080
                                                           ----------
                                                           22,375,775
                                                           ----------

				Chaminade University - 3.03%
      2,750,000               5.000%,     01/01/26          2,667,280
      1,270,000               4.700%,     01/01/31          1,136,841
      1,000,000               4.750%,     01/01/36            886,250
                                                            ---------
                                                            4,690,371
                                                            ---------

				Hawaii Pacific Health - 4.32%
      1,140,000               5.600%,     07/01/33          1,084,710
      6,000,000               5.500%,     07/01/40          5,415,660
        200,000               5.750%,     07/01/40            187,192
                                                            ---------
                                                            6,687,562
                                                            ---------

				Hawaii Mid-Pacific Institute - 2.02%
      2,085,000               5.000%,     01/01/26          2,065,922
      1,230,000               4.625%,     01/01/36          1,069,744
                                                            ---------
                                                            3,135,666
                                                            ---------

				Kapiolani Health Care System - 1.10%
      1,610,000               6.400%,     07/01/13          1,708,693
                                                            ---------

				Kuakini Hawaii Health System - 0.37%
        570,000               6.300%,     07/01/22            571,391
                                                            ---------

				Kahala Nui - 5.59%
      8,200,000               8.000%,     11/15/33          8,659,692
                                                            ---------


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2011 (Unaudited)
---------------------------------------------------------------------------
                                                              Value
    Par Value                                              (Note 1 (A))
    ---------                                              ------------
				Wilcox Hospital - 1.36%
$       695,000               5.250%,     07/01/13      $     695,959
      1,250,000               5.350%,     07/01/18          1,250,662
        160,000               5.500%,     07/01/28            156,546
                                                            ---------
                                                            2,103,167
                                                            ---------

			Harbor Capital Improvements Revenue Bonds - 4.36%
        150,000               5.000%,     07/01/12            155,030
      1,580,000               5.250%,     01/01/16          1,702,845
      1,665,000               5.375%,     01/01/17          1,781,067
        500,000               5.500%,     07/01/19            508,000
      2,005,000               5.250%,     01/01/21          2,086,102
        520,000               5.750%,     07/01/29            520,759
                                                            ---------
                                                            6,753,803
                                                            ---------

			Hawaii Health Systems - 1.13%
        377,000               3.800%,     02/15/13            378,082
      1,370,000               4.700%,     02/15/19          1,371,575
                                                            ---------
                                                            1,749,657
                                                            ---------

			Housing Authority
				Single Family Mortgage
				Special Purpose Revenue Bonds - 4.70%
        215,000               4.650%,     07/01/12            219,115
        370,000               4.800%,     07/01/13            376,749
        105,000               5.250%,     07/01/13            105,103
      3,435,000               5.400%,     07/01/29          3,435,515
        210,000               5.750%,     07/01/30            210,019
      2,165,000               5.375%,     07/01/33          2,170,023
        740,000               5.000%,     07/01/36            771,309
                                                            ---------
                                                            7,287,833
                                                            ---------

				HCDC Rental Housing System Revenue Bonds - 4.07%
        100,000               3.700%,     01/01/13            101,975
        810,000               4.750%,     07/01/22            815,881
        600,000               4.750%,     07/01/23            603,960
        895,000               5.000%,     07/01/24            910,913
        100,000               5.000%,     07/01/25            101,645
        990,000               6.000%,     07/01/26          1,052,509
      1,055,000               6.000%,     07/01/27          1,112,392
        785,000               6.000%,     07/01/28            821,432
        750,000               6.000%,     07/01/29            780,847
                                                            ---------
                                                            6,301,554
                                                            ---------

See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2011 (Unaudited)
---------------------------------------------------------------------------
                                                              Value
    Par Value                                              (Note 1 (A))
    ---------                                              ------------

				HFDC Multi-Family-Kuhio Park- 1.57%
$     2,430,000               4.750%,     10/01/27      $   2,427,108
                                                            ---------


			Department of Hawaiian Homelands - 2.64%
      1,000,000               5.875%,     04/01/34          1,023,270
      3,000,000               6.000%,     04/01/39          3,068,520
                                                            ---------
                                                            4,091,790
                                                            ---------

				Hawaiian Homelands - COP Kapolei - 2.96%
        210,000               3.750%,     11/01/16            225,922
        950,000               4.125%,     11/01/23            964,240
      3,295,000               5.000%,     11/01/31          3,390,819
                                                            ---------
                                                            4,580,981
                                                            ---------

			University of Hawaii - Revenue Bonds - 6.49%
        100,000               4.000%,     07/15/16            110,120
      1,000,000               5.000%,     10/01/18          1,157,270
      1,000,000               5.000%,     10/01/19          1,158,390
      1,500,000               5.000%,     10/01/23          1,614,150
      3,355,000               4.500%,     07/15/26          3,406,197
      2,500,000               5.000%,     07/15/29          2,606,975
                                                           ----------
                                                           10,053,102
                                                           ----------

		Honolulu City & County
			General Obligation Bonds - Waipahu - 1.26%
      1,955,000               6.900%,     06/20/35          1,957,209
                                                            ---------

			Water System Revenue Bonds
				Board of Water Supply - 3.40%
      3,550,000               4.500%,     07/01/23          3,727,713
      1,470,000               5.000%,     07/01/26          1,548,748
                                                            ---------
                                                            5,276,461
                                                            ---------

			Waste System Revenue - 0.13%
        200,000               5.500%,     07/01/11            200,000
                                                            ---------


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2011 (Unaudited)
---------------------------------------------------------------------------
                                                              Value
    Par Value                                              (Note 1 (A))
    ---------                                              ------------

		Kauai County
			General Obligation Bonds - 3.68%
$       770,000               5.000%,     08/01/24      $     870,077
      1,065,000               5.000%,     08/01/25          1,066,427
        880,000               3.625%,     08/01/25            861,441
      2,780,000               5.000%,     08/01/27          2,911,021
                                                            ---------
                                                            5,708,966
                                                            ---------

			Housing Authority Paanau Project - 0.13%
        205,000               7.250%,     04/01/12            205,195
                                                            ---------

		Maui County
			General Obligation Bonds - 1.39%
      1,000,000               5.000%,     07/01/23          1,081,390
      1,000,000               5.000%,     07/01/24          1,076,140
                                                            ---------
                                                            2,157,530
                                                            ---------

      Total Hawaii Municipal Bonds (Cost $152,382,338)    152,190,718
                                                          -----------


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS - (Continued)

June 30, 2011 (Unaudited)
---------------------------------------------------------------------------
                                                              Value
    Par Value                                              (Note 1 (A))
    ---------                                              ------------

                   VIRGIN ISLANDS MUNICIPAL BONDS - 0.24%
                   --------------------------------------

		Virgin Islands
			Public Finance Authority, Series A - 0.07%
$        90,000               7.300%,     10/01/18      $     106,232
                                                              -------

			Public Finance Authority, Series A - 0.17%
        250,000               5.000%,     07/01/14            261,737
                                                              -------
     	Total Virgin Islands Municipal Bonds (Cost $345,873)    367,969
                                                              -------



      Total Investments (Cost $152,728,211) (a)   98.46%  152,558,687
      Other Assets Less Liabilities                1.54%    2,389,919
                                                 ------- ------------
      Net Assets                                 100.00% $154,948,606
                                                 ======  ============


      (a) Aggregate cost for federal income tax purposes is $152,647,137.


      At June 30, 2011, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

                  Gross unrealized appreciation            $2,217,566
                  Gross unrealized (depreciation)          (2,306,016)
                                                           ----------
                  Net unrealized (depreciation)            $  (88,450)
                                                           ==========


See accompanying notes to schedule of investments.

HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)
---------------------------------------------------------------------------

(1)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Hawaii Municipal Fund ("Fund") is a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company. Hawaii Municipal
Fund is currently authorized to offer one Class of Shares:   Investor
Shares.

The investment objective of the Fund is to provide a high level of current income exempt from federal and Hawaii state income taxes, consistent with preservation of capital and prudent investment management. The Fund seeks to achieve its objective by investing primarily in municipal securities issued by or on behalf of the State of Hawaii, or any of its political subdivisions or agencies, which pay interest that is exempt from regular federal and Hawaii income taxes.

The Fund is subject to the risk of price fluctuation of the municipal securities held in its portfolio which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

Since the Fund invests primarily in obligations of issuers located in Hawaii, the Fund is subject to additional concentration of risk. Due to the level of investment in Hawaii municipal obligations, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation. Therefore, an investment in the Fund may be riskier than investment in other types of municipal bond funds.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reported period.
Actual results could differ from those estimates.

(A)	SECURITY VALUATION
	Portfolio securities, which are fixed income securities, are valued by
	an independent pricing 	agent using market quotations, prices provided
	by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good
	faith by the Board of Directors.   Securities with remaining
	maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. Securities for which market quotations are not readily available will be valued at their "fair value" in good faith. For these purposes, "fair value" means the price that the Fund Accountant and the Investment Manager reasonably expect the Fund could receive from an arm's-length buyer upon the current sale of the securities within seven (7) days, after considering all appropriate factors and indications of value available to them. Such value will be cost if the Investment Manager determines such valuation is appropriate after considering a multitude of factors in accordance with established procedures.


HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)
---------------------------------------------------------------------------

	The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. Generally Accepted Accounting Principles ("GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

	Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

	Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

	The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

	The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

	Changes in valuation techniques may result in transfers in changing an investment's assigned level within the hierarchy.

	The following is a summary of the inputs used in valuing the Fund's investments, as of June 30, 2011. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

	Valuation Inputs at Reporting Date:

	Description      Level 1     Level 2      Level 3	  Total
	Municipal Bonds   $-0-     $152,558,687    $-0-	     $152,558,687

	There were no significant transfers in to and out of Levels 1 and 2 during the current period presented. There were no purchases, sales, issuances, or settlements on a gross basis relating to Level 3 measurements during the current period presented.


HAWAII MUNICIPAL FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2011 (Unaudited)
---------------------------------------------------------------------------

(B)	SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS TO
	SHAREHOLDERS

	Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized using the interest method. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.


(2)	SUBSEQUENT EVENTS DISCLOSURE

In preparing the Financial Statements as of June 30, 2011, Management considered the impact of subsequent events for potential recognition or disclosure in these Financial Statements.


For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Report.




Item 2. Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.


                                 SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Pacific Mutual Fund, Inc.

By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  August 25, 2011
-------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ Terrence K.H. Lee
-------------------------------------
       Terrence K.H. Lee, President and CEO

Date:  August 25, 2011
-------------------------------------


By:  /s/ Nora B. Simpson
-------------------------------------
       Nora B. Simpson, Treasurer

Date:  August 25, 2011
-------------------------------------